                                                                      WILMINGTON
                                                                           FUNDS


                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                 Louis Klein Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                               William P. Richards
                              ---------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                           Eric Cheung, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                          John R. Giles, VICE PRESIDENT
                           Fred Filoon, VICE PRESIDENT
                             Pat Colletti, TREASURER
                            -------------------------

                               INVESTMENT ADVISER
                         Rodney Square Management Corp.
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                             ----------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                             ----------------------

                                   DISTRIBUTOR
                             PFPC Distributors, Inc.
                               3200 Horizon Drive
                            King of Prussia, PA 19406
                           ---------------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                            -------------------------

THIS ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON PREMIER MONEY MARKET PORTFOLIO.

WPRE-ANN-06/01



PREMIER PORTFOLIO

       - PREMIER MONEY MARKET























                                     ANNUAL
                                  June 30, 2001

WILMINGTON FUNDS -- PREMIER MONEY MARKET PORTFOLIO

   PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:

     Despite six interest rate cuts since the beginning of the year, the economy remains in a weak state. Second quarter growth is likely to be near 0% as capital spending and consumer durable spending have weakened considerably. Technology spending is extremely weak. Nevertheless, there are signs that better times are ahead. The National Association of Purchasing Management survey rose from 41.2% in January to 44.7% in June. This index is designed to signal contractions at readings below 50%. So, even this latest, improved level simply suggests that while the worst may be behind us, the manufacturing sector is still weak. Toward the end of the quarter, the Commerce Department reported that factory orders rose a robust 2.5% in May. Even excluding the volatile transportation sector, orders rose 2.3%, the best report in a year.

     Some of the other traditional responses to interest rate cuts have been absent, however. The dollar has not declined, the equity market has not rebounded, and long-term interest rates have not come down. Uncertainty on how sensitive the economy is to changes in interest rates has been an issue since earlier this year. High energy prices and the bursting of the "Tech Bubble" seem to be easily offsetting what should have been a huge positive influence on the economy. Nevertheless, historical evidence suggests that the longer interest rates stay low, the better the chances for a strong economic rebound. With short-term rates now near 4%, it seems reasonable to expect some impact from the Federal Reserve's (the "Fed") policy, but it may take some additional time to pass before it appears.

     An ongoing bright spot in the economy is the inflation rate, despite the rise in energy prices. Inflation has actually improved slightly with the latest statistics as the core Consumer Price Index ("CPI") fell to a 2.5% year-over-year rate in May. Furthermore, energy prices seem to be dropping as West Texas Crude is near $26 per barrel versus $32 per barrel one year ago. With substantial worldwide manufacturing capacity and modest labor cost increases inflation should stay very low over the next 12 - 18 months. We expect the CPI to average in the 2.0% to 2.5% range over this period. Furthermore, the economy will indeed rebound this year in response to interest rate cuts. The quarter just ended should prove to be the low for this economic cycle with consecutive advances in both the current quarter and the final quarter of this year.

     Over the past year, the fixed income market has been pushed and pulled by a wide assortment of influences. During the third quarter of 2000, signs of a slowing economy began to emerge as a result of high interest rates and high oil prices. The Fed did not continue to raise rates, but hinted at higher rates by keeping an inflationary bias. In the fourth quarter, weak economic data piled up, prompting the Fed to shift its bias. It became clear that the Fed would lower rates in the first quarter of 2001. The Fed surprised just about everyone when it lowered rates on January 3RD by a larger than usual 50 basis points. Continued weak economic data and bad earnings reports kept the Fed busy. It lowered rates a total of 275 basis points during the first half of 2001 and has left the door open for further cuts by reiterating its concern that economic weakness is a greater problem than inflation. The fixed income markets reacted positively, but there was a high degree of volatility as the markets reacted to each new piece of news released. The overall result has been a much steeper yield curve, with securities maturing inside of 5 years receiving most of the benefit.


--------------------------
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THIS PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00.

INVESTMENT RESULTS

     The Wilmington Premier Money Market Portfolio paid shareholders dividends of $0.06 per share for the fiscal year ended June 30, 2001. Based on the Portfolio's net asset value of $1.00 per share, these dividends represented a return of 6.03%. A comparison versus the Portfolio's benchmarks is presented below:

                                                                             FOR THE FISCAL
                                                                               YEAR ENDED
                                                                              JUNE 30, 2001
        WILMINGTON PREMIER MONEY MARKET PORTFOLIO                                   6.03%
        Lipper Money Market Funds                                                   5.26%
        Lipper Institutional Money Market Funds                                     5.74%

     We invite your comments and questions and thank you for your investment in the Wilmington Premier Money Market Portfolio. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.


                                               Sincerely,

                                               /s/ Robert J. Christian

                                               Robert J. Christian
August 20, 2001                                President

   FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investment in Series, at value                                                 $634,797,847
Other assets                                                                          2,018
                                                                               ------------
Total assets                                                                    634,799,865
                                                                               ------------
LIABILITIES:
Dividends payable                                                                 2,170,206
Accrued expenses                                                                     30,704
                                                                               ------------
Total liabilities                                                                 2,200,910
                                                                               ------------
NET ASSETS                                                                     $632,598,955
                                                                               ============
NET ASSETS CONSIST OF:
Paid-in capital                                                                $632,610,703
Accumulated net realized loss on investment                                         (11,748)
                                                                               ------------
NET ASSETS                                                                     $632,598,955
                                                                               ============
Shares of beneficial interest outstanding
   ($0.01 par value, unlimited authorized shares)                               632,610,703
                                                                               ============
NET ASSET VALUE, offering and redemption price per share                              $1.00
                                                                                      =====



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Fiscal Year Ended June 30, 2001

INVESTMENT INCOME:
   Investment income from Series                                                $36,428,947
   Expenses from Series                                                          (1,199,309)
                                                                                -----------
      Net investment income from Series                                          35,229,638
                                                                                -----------
EXPENSES:
   Administration and accounting fees                                                35,996
   Transfer agent fees                                                               16,980
   Reports to shareholders                                                           25,833
   Trustees' fees                                                                     6,388
   Registration fees                                                                 19,707
   Professional fees                                                                 11,660
   Other                                                                             15,549
                                                                                -----------
      Total expenses before fee waivers and expense reimbursements                  132,113
      Fees waived and expenses reimbursed                                          (132,113)
                                                                                -----------
         Total expenses, net                                                             --
                                                                                -----------
   Net investment income                                                         35,229,638
                                                                                -----------
NET REALIZED GAIN ON INVESTMENTS                                                      1,299
                                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $35,230,937
                                                                                ===========


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      FOR THE FISCAL YEARS ENDED
                                                                                 ------------------------------------
                                                                                  JUNE 30, 2001        JUNE 30, 2000
                                                                                 ---------------      ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                                         $    35,229,638      $    28,350,386
   Net realized gain (loss) on investments                                                 1,299               (6,143)
                                                                                 ---------------      ---------------
Net increase in net assets resulting from operations                                  35,230,937           28,344,243
                                                                                 ---------------      ---------------
Distributions to shareholders from net investment income                             (35,229,638)         (28,350,386)
                                                                                 ---------------      ---------------
Portfolio share transactions (a):
   Proceeds from shares sold                                                       3,332,131,799        2,750,960,358
   Cost of shares issued on reinvestment of  distributions                            35,290,139           27,296,972
   Cost of shares redeemed                                                        (3,238,058,188)      (2,686,718,077)
                                                                                 ---------------      ---------------
Net increase in net assets from Portfolio share transactions                         129,363,750           91,539,253
                                                                                 ---------------      ---------------
Total increase in net assets                                                         129,365,049           91,533,110
NET ASSETS:
   Beginning of year                                                                 503,233,906          411,700,796
                                                                                 ---------------      ---------------
   End of year                                                                   $   632,598,955      $   503,233,906
                                                                                 ===============      ===============


(a) TRANSACTIONS IN CAPITAL SHARES WERE:                                              SHARES                SHARES
                                                                                 ---------------      ---------------
   Shares sold                                                                     3,332,131,799        2,750,960,358
   Shares issued on reinvestment of distributions                                     35,290,139           27,296,972
   Shares redeemed                                                                (3,238,058,188)      (2,686,718,077)
                                                                                 ---------------      ---------------
   Net increase in shares                                                            129,363,750           91,539,253
   Shares outstanding -- Beginning of year                                           503,246,953          411,707,700
                                                                                 ---------------      ---------------
   Shares outstanding -- End of year                                                 632,610,703          503,246,953
                                                                                 ===============      ===============



    The accompanying notes are an integral part of the financial statements.

   FINANCIAL HIGHLIGHTS


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                          FOR THE FISCAL YEARS ENDED JUNE 30,
                                                                 --------------------------------------------------------
                                                                   2001       2000(2)     1999(1)      1998        1997
                                                                 --------    --------    --------    --------    --------
NET ASSET VALUE -- BEGINNING OF PERIOD                           $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                                 --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
   Net investment income                                             0.06        0.06        0.05        0.05        0.05
                                                                 --------    --------    --------    --------    --------
DISTRIBUTIONS:
   From net investment income                                       (0.06)      (0.06)      (0.05)      (0.05)      (0.05)
                                                                 --------    --------    --------    --------    --------
NET ASSET VALUE -- END OF PERIOD                                 $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                                 ========    ========    ========    ========    ========
TOTAL RETURN                                                         6.03%       5.80%       5.15%       5.61%       5.43%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense limitations                                  0.20%       0.20%       0.20%       0.20%       0.20%
      Excluding expense limitations                                  0.28%       0.32%       0.31%       0.31%       0.27%
   Net investment income                                             5.88%       5.66%       5.00%       5.46%       5.31%
Net assets at end of period (000 omitted)                        $632,599    $503,234    $411,701    $240,359    $415,285

(1) Effective October 20, 1998, Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, became the investment adviser to the WT Investment Trust I -- Premier Money Market Series.
(2) Effective November 1, 1999, Rodney Square Management Corporation, an affiliate of WTC, became the investment adviser to the WT Investment
    Trust I -- Premier Money Market Series.
(3) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I -- Premier Money Market Series.



    The accompanying notes are an integral part of the financial statements.

   NOTES TO FINANCIAL STATEMENTS


1. DESCRIPTION OF THE FUND. Wilmington Premier Money Market Portfolio (the "Portfolio") is a series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end investment management company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolio. Information regarding other series of the Fund are contained in separate reports to their shareholders.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, the Portfolio seeks to achieve its investment objective by investing all of its investable assets in the Premier Money Market Series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of the Portfolio is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolio:

   VALUATION OF INVESTMENT IN SERIES. Valuation of the Portfolio's investment in the Series is based on the underlying securities held by the Series. The Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   FEDERAL INCOME TAXES. The Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. At June 30, 2001, the Portfolio had a net tax basis capital loss carryforward available to offset future net capital gains of approximately $11,800, which will expire as follows:

                          CAPITAL LOSS              EXPIRATION
                          CARRYFORWARD                 DATE
                             $1,300                 06/30/2003
                              2,900                 06/30/2005
                              2,700                 06/30/2008
                              4,900                 06/30/2009

   INVESTMENT INCOME. The Portfolio records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Portfolio records its own expenses as incurred.

   DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders of the Portfolio are declared daily from net investment income and paid to shareholders monthly. Distributions from net realized gains, if any, will be declared and paid annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the fiscal year ended June 30, 2001, the Portfolio made investments in and withdrew investments from the Series of $3,332,202,386 and $3,238,399,385, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Portfolio does not incur an advisory fee directly, but rather indirectly through its investment in the Series. The investment adviser to the Series is Rodney Square Mangement Corporation ("RSMC"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund on behalf of the Portfolio.

   PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolio.

   RSMC has agreed to waive its advisory fee or reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.20% of the average daily net assets of the Portfolio. This undertaking will remain in place until the Board of Trustees approves its termination.

   As of June 30, 2001, Peter Kiewit Sons', Inc., is the direct or indirect parent company of shareholders owning of record or beneficially greater than 75% of the voting securities of the Portfolio.

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities of Wilmington Premier Money Market Portfolio (the "Portfolio") (a series of WT Mutual Fund) as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended June 30, 1998 and 1997 were audited by other auditors whose report dated July 31, 1998 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Premier Money Market Portfolio at June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                        /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
August 3, 2001

   ANNUAL REPORT / JUNE 30, 2001





          (The following pages should be read in conjunction with the
                       Portfolio's Financial Statements.)

   INVESTMENTS / JUNE 30, 2001
   (Showing Percentage of Total Value of Net Assets)

                                                                      MOODY'S/S&P      PRINCIPAL        VALUE
                                                                       RATING(1)        AMOUNT         (NOTE 2)
CERTIFICATES OF DEPOSIT -- 35.4%
  FOREIGN BANKS, FOREIGN CENTERS -- 15.8%
      Banque Nationale De Paris, 4.88%, 07/16/01                       P-1, A-1+      $25,000,000    $ 25,000,102
      Barclays Bank, PLC, 3.81%, 09/13/01                              P-1, A-1+       25,000,000      25,000,254
      Commerzbank, 7.08%, 07/23/01                                     P-1, A-1        10,000,000       9,999,972
      Commerzbank, 3.63%, 09/28/01                                     P-1, A-1        15,000,000      15,000,367
      Dresdner Bank, 4.18%, 08/08/01                                   P-1, A-1+       25,000,000      25,004,156
                                                                                                     ------------
                                                                                                      100,004,851
                                                                                                     ------------
  FOREIGN BANKS, U.S. BRANCHES -- 15.7%
      Bank Of Nova Scotia, 4.00%, 08/15/01                             P-1, A-1+       25,000,000      25,000,000
      Bayerische Hypo-und Vereinsbank, 3.65%, 09/21/01                 P-1, A-1        25,000,000      24,994,747
      Rabobank Nederland, 5.12%, 08/08/01                              P-1, A-1+       15,000,000      15,008,354
      Rabobank Nederland, 3.73%, 10/02/01                              P-1, A-1+       10,000,000      10,000,253
      Toronto Dominion, 4.87%, 07/16/01                                P-1, A-1+       25,000,000      25,000,051
                                                                                                     ------------
                                                                                                      100,003,405
                                                                                                     ------------
  U.S. BANKS, U.S. BRANCHES -- 3.9%
      Regions Bank, 6.53%, 11/30/01                                    P-1, A-1+       25,000,000      24,999,505
                                                                                                     ------------
    TOTAL CERTIFICATES OF DEPOSIT
      (COST $225,007,761)                                                                             225,007,761
                                                                                                     ------------
COMMERCIAL PAPER -- 48.1%
  AUTOMOBILES -- 8.2%
      BMW U.S. Capital Corp., 4.14%, 07/02/01                          P-1, A-1+       25,000,000      24,997,653
      Volkswagon of America Inc., 4.15%, 07/02/01                      P-1, A-1+       19,900,000      19,897,653
      Volkswagon of America Inc., 3.80%, 07/25/01                      P-1, A-1+        7,000,000       6,980,658
                                                                                                     ------------
                                                                                                       51,875,964
                                                                                                     ------------
  BANKS -- 7.8%
      Bayerische Landesbank, 4.02%, 07/09/01                           P-1, A-1+       25,000,000      24,978,110
      Societe Generale, 4.44%, 08/07/01                                P-1, A-1+       25,000,000      24,886,778
                                                                                                     ------------
                                                                                                       49,864,888
                                                                                                     ------------
  FINANCE -- 7.9%
      Park Avenue Receivables Corp., 3.94%, 07/11/01                   P-1, A-1+       25,000,000      24,973,028
      UBS Finance, Inc., 5.01%, 08/02/01                               P-1, A-1+       25,000,000      24,889,798
                                                                                                     ------------
                                                                                                       49,862,826
                                                                                                     ------------
  FINANCIAL SERVICES -- 10.5%
      Deutsche Bank Financial, Inc., 5.02%, 08/24/01                   P-1, A-1        23,000,000      22,827,669
      First Data Corp., 3.80%, 07/31/01                                P-1, A-1        25,000,000      24,921,124
      Ford Motor Credit of Puerto Rico, 3.84%, 08/02/01                P-1, A-1        10,000,000       9,964,585
      Ford Motor Credit of Puerto Rico, 3.84%, 08/03/01                P-1, A-1         9,000,000       8,966,932
                                                                                                     ------------
                                                                                                       66,680,310
                                                                                                     ------------
  LEASING -- 4.1%
      Vehicle Services Corporation of America, 3.79%, 09/10/01         P-1, A-1+       26,000,000      25,806,047
                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                                                                      MOODY'S/S&P      PRINCIPAL        VALUE
                                                                       RATING(1)        AMOUNT         (NOTE 2)
MEDICAL SERVICES -- 1.8%
      Medical Building Funding VIII, 3.93%, 07/30/01                   P-1, A-1+      $11,700,000    $ 11,661,899
                                                                                                     ------------
  SECURITIES DEALERS -- 3.9%
      Salomon Smith Barney, 3.78%, 08/13/01                            P-1, A-1+       25,000,000      24,887,402
                                                                                                     ------------
  UTILITIES -- 3.9%
      National Rural Utilities Cooperative Finance Corp.,
      3.90%, 07/19/01                                                  P-1, A-1+       25,000,000      24,951,610
                                                                                                     ------------
    TOTAL COMMERCIAL PAPER
      (COST $305,590,946)                                                                             305,590,946
                                                                                                     ------------
BANK NOTES -- 4.0%
      National City Bank Cleveland, 6.98%, 08/02/01                    P-1, A-1        25,000,000      25,047,907
                                                                                                     ------------
    TOTAL BANK NOTES
      (COST $25,047,907)                                                                               25,047,907
                                                                                                     ------------
CORPORATE NOTES -- 3.0%
      Goldman Sachs Group LP, 4.21%, 09/01/01*                         P-1, A-1+        9,000,000       9,014,310
      Goldman Sachs Group LP, 4.27%, 08/13/01*                         P-1, A-1+       10,000,000      10,012,096
                                                                                                     ------------
    TOTAL CORPORATE NOTES
      (COST $19,026,406)                                                                               19,026,406
                                                                                                     ------------
TAXABLE MUNICIPAL SECURITIES -- 4.0%
      California Pollution Control, 4.15%, 07/02/01                    P-1, A-1+       25,000,000      25,000,000
                                                                                                     ------------
    TOTAL MUNICIPAL BONDS
      (COST $25,000,000)                                                                               25,000,000
                                                                                                     ------------
REPURCHASE AGREEMENTS -- 5.6%
      With CS First Boston, Inc.: at 4.11%, dated 06/29/01, to be repurchased at $35,634,500 on 07/02/01, collateralized by
      $36,338,626 of Federal Home Loan Bank Bonds
      with a coupon of 5.13% and maturity of 01/13/03                                  35,622,300      35,622,300
                                                                                                     ------------
    TOTAL REPURCHASE AGREEMENTS
      (COST $35,622,300)                                                                               35,622,300
                                                                                                     ------------
TIME DEPOSITS -- 4.7%
      SunTrust Banks, Inc., 4.00%, 07/02/01                            P-1, A-1+       30,000,000      30,000,000
                                                                                                     ------------
    TOTAL TIME DEPOSITS
      (COST $30,000,000)                                                                               30,000,000
                                                                                                     ------------
TOTAL INVESTMENTS -- (COST $665,295,320)+-- 104.8%                                                    665,295,320
OTHER ASSETS AND LIABILITIES, NET-- (4.8)%                                                            (30,375,622)
                                                                                                     ------------
NET ASSETS -- 100%                                                                                   $634,919,698
                                                                                                     ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2001. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+   Cost for federal income tax purposes.
(1) The ratings shown are not audited.

    The accompanying notes are an integral part of the financial statements.

   FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investment in securities, at value*                                          $665,295,320
Cash                                                                                   97
Interest receivable                                                             4,767,023
                                                                             ------------
Total assets                                                                  670,062,440
                                                                             ------------
LIABILITIES:
Payable for investments purchased                                              35,022,882
Accrued advisory fee                                                               75,738
Other accrued expenses                                                             44,122
                                                                             ------------
Total liabilities                                                              35,142,742
                                                                             ------------
NET ASSETS                                                                   $634,919,698
                                                                             ============
* Investments at cost                                                        $665,295,320



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the Fiscal Year Ended June 30, 2001

INVESTMENT INCOME                                                            $36,436,071
                                                                             -----------
EXPENSES:
   Advisory fees                                                               1,202,341
   Administration and accounting fees                                            266,661
   Custody fees                                                                   51,419
   Trustees' fees                                                                  3,539
   Professional fees                                                              19,043
   Other                                                                           4,487
                                                                             -----------
      Total expenses before fee waivers and expense reimbursements             1,547,490
      Fees waived and expenses reimbursed                                       (342,356)
                                                                             -----------
        Total expenses, net                                                    1,205,134
                                                                             -----------
   Net investment income                                                      35,230,937
                                                                             -----------
NET REALIZED GAIN ON INVESTMENTS                                                   1,300
                                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $35,232,237
                                                                             ===========


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE FISCAL YEARS ENDED
                                                                              ---------------------------------
                                                                               JUNE 30, 2001     JUNE 30, 2000
                                                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                                      $    35,230,937   $    28,356,615
   Net realized gain (loss) on investments                                              1,300            (6,144)
                                                                              ---------------   ---------------
Net increase in net assets resulting
   from operations                                                                 35,232,237        28,350,471
                                                                              ---------------   ---------------
Transactions in beneficial interest:
   Contributions                                                                3,332,202,386     2,352,516,431
   Withdrawals                                                                 (3,238,399,385)   (2,288,289,203)
                                                                              ---------------   ---------------
Net increase in net assets from transactions
   in beneficial interest                                                          93,803,001        64,227,228
                                                                              ---------------   ---------------
Total increase in net assets                                                      129,035,238        92,577,699

NET ASSETS:
   Beginning of year                                                              505,884,460       413,306,761
                                                                              ---------------   ---------------
   End of year                                                                $   634,919,698   $   505,884,460
                                                                              ===============   ===============


    The accompanying notes are an integral part of the financial statements.

   NOTES TO FINANCIAL STATEMENTS


1. DESCRIPTION OF THE TRUST. Premier Money Market Series (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   SECURITY VALUATION. The Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   FEDERAL INCOME TAXES. The Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME ALLOCATION. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   REPURCHASE AGREEMENTS. The Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Series has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   OTHER. Investment security transactions are accounted for on a trade date basis. The Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. RSMC, a wholly owned subsidiary of Wilmington Trust Corporation, provides investment advisory services to the Series. For its services, RSMC receives a fee of 0.20% of the Series' average daily net assets.

   RSMC has agreed to waive all or a portion of its advisory fee and reimburse expenses in an amount that will limit annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to not more than 0.20% of the average daily net assets of the Series. This undertaking will remain in place until the Board of Trustees approves its termination.

   PFPC Inc., an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   Wilmington Trust Company serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. FINANCIAL HIGHLIGHTS.

                                                                   FOR THE FISCAL YEARS ENDED JUNE 30:
                                                    --------------------------------------------------------------
                                                      2001        2000        1999         1998         1997(1)
                                                    --------------------------------------------------------------
   Total Return                                       6.03%       5.80%       N/A          N/A          N/A
   Ratios to average net assets:
      Expenses
        Including expense limitations                 0.20%       0.20%       0.16%        0.16%        0.16%*
        Excluding expense limitations                 0.26%       0.26%       0.27%        0.27%        0.27%*
      Net investment income                           5.86%       5.66%       5.04%        5.50%        5.41%*

*    Annualized.
(1)  Commencement of operations March 1, 1997.
N/A  Not Available

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Trustees and Beneficial Interest Holders of WT Investment Trust I:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Premier Money Market Series (the "Series") (a series of WT Investment Trust I) as of June 30, 2001, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the Series' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Premier Money Market Series at June 30, 2001, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                          /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 3, 2001